Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 MOP (MOP$) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 MOP (MOP$) shares	Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Allowance for expected credit losses	$ 3,758		$ 21,410
Deposits and other assets	3,301		39
Operating lease right-of-use	69,284		6,720
operating lease liabilities	73,245		6,890
Impairment of long-lived assets	0		0
Deferred costs			574,865
Deferred IPO cost charged to additional paid-in capital	1,761,417
Commission expense	408,268		169,262
Employee benefit contributions | MOP$		MOP$ 60		MOP$ 30
Employee benefit cost	$ 807		$ 828
Antidilutive shares | shares	0	0	0	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Mortgage interest rate	3.00%	3.00%
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment	4 years